Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans
Components Of Net Periodic Pension Cost
Service cost	$ 219	$ 223	$ 280
Interest cost	376	370	248
Expected return on plan assets	(585)	(546)	(481)
Prior service credit amortization	(4)	(1)	(2)
Actuarial loss amortization	9	5	140
Net periodic pension cost (benefit)	15	51	185
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	239	(286)	523
Net actuarial loss amortized during the year	9	5	140
Net prior service credit (cost) arising during the year	0	23	(2)
Net prior service credit amortized during the year	(4)	(1)	(2)
Total recognized in other comprehensive income (loss)	244	(259)	659
Total recognized in net periodic pension cost and other comprehensive income (loss)	229	(310)	474
Postretirement Welfare Plans
Components Of Net Periodic Pension Cost
Net periodic pension cost (benefit)	(7)	(10)	(9)
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Total recognized in other comprehensive income (loss)	$ (1)	$ (10)	$ (5)